Financial Risk Management and Financial Instruments - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2017 SEK (kr)
USD [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	kr 52.4
Sales translation exposure	37.2
Sales net exposure	89.6
Incurred cost transaction exposure 1)	(15.3)
Net transaction exposure	21.9
EUR [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	24.6
Sales translation exposure	13.2
Sales net exposure	37.8
Incurred cost transaction exposure 1)	(8.4)
Net transaction exposure	4.8
CNY [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	13.1
Sales translation exposure	(0.2)
Sales net exposure	12.9
Incurred cost transaction exposure 1)	(6.2)
Net transaction exposure	(6.4)
INR [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	9.4
Sales translation exposure	0.0
Sales net exposure	9.4
Incurred cost transaction exposure 1)	(1.6)
Net transaction exposure	(1.6)
JPY [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	7.1
Sales translation exposure	0.0
Sales net exposure	7.1
Incurred cost transaction exposure 1)	4.6
Net transaction exposure	4.6
AUD [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	7.1
Sales translation exposure	(0.3)
Sales net exposure	6.8
Incurred cost transaction exposure 1)	3.3
Net transaction exposure	3.0
BRL [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	5.7
Sales translation exposure	0.0
Sales net exposure	5.7
Incurred cost transaction exposure 1)	0.7
Net transaction exposure	0.7
SAR [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	5.1
Sales translation exposure	0.1
Sales net exposure	5.2
Incurred cost transaction exposure 1)	2.3
Net transaction exposure	2.4
GBP [member]
Disclosure of Currency Exposure [Line Items]
Sales transaction exposure	5.6
Sales translation exposure	(0.9)
Sales net exposure	4.7
Incurred cost transaction exposure 1)	0.8
Net transaction exposure	kr (0.1)